Fair Value (Fair Value Measurment - Recurring Basis) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage servicing rights	$ 952	$ 2,519	$ 3,738
Retained Interest, Fair Value Disclosure	154	231
Long-term Debt, Fair Value	0	830
Available-for-sale, Equity Investment in Any One Industry Did Not Exceed Percentage	21.00%	18.00%
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities		608
Total available-for-sale securities	14,178	15,135
Mortgage loans held-for-sale, net	2,490	3,919
Consumer mortgage finance receivables and loans, net		835
Mortgage servicing rights	952	2,519
Retained Interest, Fair Value Disclosure	154	231
Derivative Assets	2,298	5,701
Securities Held as Collateral, at Fair Value	202	328
Total assets	20,274	29,276
Derivative Financial Instruments, Liabilities, Fair Value Disclosure	(2,468)	(5,379)
Trading Liabilities, Fair Value Disclosure		(61)
Liabilities, Fair Value Disclosure	(2,468)	(6,299)
Fair Value, Measurements, Recurring [Member] | On-Balance Sheet Securitization Debt [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt, Fair Value		(830)
Fair Value, Measurements, Recurring [Member] | Interest Rate Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Financial Instruments, Liabilities, Fair Value Disclosure	(2,388)	(5,278)
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Financial Instruments, Liabilities, Fair Value Disclosure	(80)	(101)
Fair Value, Measurements, Recurring [Member] | Loan repurchase liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Accrued expenses and other liabilities		(29)
Fair Value, Measurements, Recurring [Member] | Residential Mortgage Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities		608
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total available-for-sale securities	13,026	14,076
Fair Value, Measurements, Recurring [Member] | US Treasury and Government [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total available-for-sale securities	2,214	1,546
Fair Value, Measurements, Recurring [Member] | US States and Political Subdivisions Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total available-for-sale securities		1
Fair Value, Measurements, Recurring [Member] | Foreign Government Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total available-for-sale securities	303	784
Fair Value, Measurements, Recurring [Member] | Collateralized Mortgage Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total available-for-sale securities	6,906	7,312
Fair Value, Measurements, Recurring [Member] | Asset-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total available-for-sale securities	2,340	2,615
Fair Value, Measurements, Recurring [Member] | Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total available-for-sale securities	1,263	1,491
Fair Value, Measurements, Recurring [Member] | Other Debt Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total available-for-sale securities		327
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total available-for-sale securities	1,152	1,059
Fair Value, Measurements, Recurring [Member] | Interest Rate Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	2,258	5,441
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	40	260
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities		0
Total available-for-sale securities	1,852	2,389
Mortgage loans held-for-sale, net	0	0
Consumer mortgage finance receivables and loans, net		0
Mortgage servicing rights	0	0
Retained Interest, Fair Value Disclosure	0	0
Derivative Assets	40	79
Securities Held as Collateral, at Fair Value	103	328
Total assets	1,995	2,796
Derivative Financial Instruments, Liabilities, Fair Value Disclosure	(13)	(32)
Trading Liabilities, Fair Value Disclosure		(61)
Liabilities, Fair Value Disclosure	(13)	(93)
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | On-Balance Sheet Securitization Debt [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt, Fair Value		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Interest Rate Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Financial Instruments, Liabilities, Fair Value Disclosure	(13)	(32)
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Foreign Exchange Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Financial Instruments, Liabilities, Fair Value Disclosure	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Loan repurchase liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Accrued expenses and other liabilities		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Residential Mortgage Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total available-for-sale securities	700	1,330
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | US Treasury and Government [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total available-for-sale securities	697	903
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | US States and Political Subdivisions Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total available-for-sale securities		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Foreign Government Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total available-for-sale securities	3	427
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Collateralized Mortgage Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total available-for-sale securities	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Asset-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total available-for-sale securities	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total available-for-sale securities	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Other Debt Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total available-for-sale securities		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total available-for-sale securities	1,152	1,059
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Interest Rate Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	40	79
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Foreign Exchange Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities		575
Total available-for-sale securities	12,326	12,684
Mortgage loans held-for-sale, net	2,490	3,889
Consumer mortgage finance receivables and loans, net		0
Mortgage servicing rights	0	0
Retained Interest, Fair Value Disclosure	0	0
Derivative Assets	2,210	5,516
Securities Held as Collateral, at Fair Value	99	0
Total assets	17,125	22,664
Derivative Financial Instruments, Liabilities, Fair Value Disclosure	(2,452)	(5,328)
Trading Liabilities, Fair Value Disclosure		0
Liabilities, Fair Value Disclosure	(2,452)	(5,328)
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | On-Balance Sheet Securitization Debt [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt, Fair Value		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Interest Rate Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Financial Instruments, Liabilities, Fair Value Disclosure	(2,374)	(5,229)
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Foreign Exchange Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Financial Instruments, Liabilities, Fair Value Disclosure	(78)	(99)
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Loan repurchase liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Accrued expenses and other liabilities		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Residential Mortgage Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities		575
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total available-for-sale securities	12,326	12,684
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | US Treasury and Government [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total available-for-sale securities	1,517	643
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | US States and Political Subdivisions Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total available-for-sale securities		1
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Foreign Government Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total available-for-sale securities	300	357
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Collateralized Mortgage Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total available-for-sale securities	6,906	7,312
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Asset-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total available-for-sale securities	2,340	2,553
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total available-for-sale securities	1,263	1,491
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Other Debt Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total available-for-sale securities		327
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total available-for-sale securities	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Interest Rate Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	2,170	5,274
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Foreign Exchange Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	40	242
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities		33
Total available-for-sale securities	0	62
Mortgage loans held-for-sale, net	0	30
Consumer mortgage finance receivables and loans, net		835
Mortgage servicing rights	952	2,519
Retained Interest, Fair Value Disclosure	154	231
Derivative Assets	48	106
Securities Held as Collateral, at Fair Value	0	0
Total assets	1,154	3,816
Derivative Financial Instruments, Liabilities, Fair Value Disclosure	(3)	(19)
Trading Liabilities, Fair Value Disclosure		0
Liabilities, Fair Value Disclosure	(3)	(878)
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | On-Balance Sheet Securitization Debt [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt, Fair Value		(830)
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Interest Rate Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Financial Instruments, Liabilities, Fair Value Disclosure	(1)	(17)
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Foreign Exchange Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Financial Instruments, Liabilities, Fair Value Disclosure	(2)	(2)
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Loan repurchase liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Accrued expenses and other liabilities		(29)
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Residential Mortgage Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities		33
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total available-for-sale securities	0	62
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | US Treasury and Government [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total available-for-sale securities	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | US States and Political Subdivisions Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total available-for-sale securities		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Foreign Government Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total available-for-sale securities	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Collateralized Mortgage Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total available-for-sale securities	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Asset-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total available-for-sale securities	0	62
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total available-for-sale securities	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Other Debt Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total available-for-sale securities		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total available-for-sale securities	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Interest Rate Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	48	88
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Foreign Exchange Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	$ 0	$ 18